Note 7 - Long-term Debt 1 (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Debt [Table Text Block]
	Borrower(s)	December 31, 2024	December 31, 2025
	Term Loans:
1	Adstone Marine Corp. et al.	$-	$67,247
2	Silkstone Marine Corp. et al.	-	13,108
3	Andati Marine Corp. et al.	-	42,992
4	Archet Marine Corp. et al.	-	19,195
5	Costamare Bulkers Ships Inc.	-	15,013
	Total long-term debt	$-	$157,555
	Less: Deferred financing costs	-	(1,961)
	Total long-term debt, net	$-	$155,594
	Less: Long-term debt current portion	-	(15,671)
	Add: Deferred financing costs, current portion	-	676
	Total long-term debt, non-current, net	$-	$140,599

Costamare Bulkers Holdings Limited Predecessor [Member]
Schedule of Debt [Table Text Block]
	Borrower(s)	December 31, 2024

1	Costamare	-
2	Amoroto et al.	-
3	Bernis Marine Corp. et al.	-
4	Amoroto et al.	-
5	Greneta Marine Corp. et al.	-
6	Adstone Marine Corp. et al.	-
7	Costamare	-
8	Barlestone Marine Corp. et al.	-
9	Bermondi Marine Corp. et al.	-
10	Adstone Marine Corp. et al.	147,709
11	Silkstone Marine Corp. et al.	34,611
12	Andati Marine Corp. et al.	84,931
13	Archet Marine Corp. et al.	72,000
14	Costamare Bulkers Ships Inc. Loan	-
	Total long-term debt	$339,251
	Less: Deferred financing costs	(3,022)
	Total long-term debt, net	$336,229
	Less: Long-term debt current portion	(31,378)
	Add: Deferred financing costs, current portion	873
	Total long-term debt, non-current, net	$305,724